Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands		Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2017		$ 800,894	$ 25,870	$ (170,505)	$ (667,617)	$ (11,358)	$ (11,908)	$ (23,266)
Beginning Balance (Shares) at Aug. 31, 2017								14,846,938
Share based compensation			69			69		$ 55
Shares issued for interest on convertible note		691				691		$ 691
Shares issued for interest on convertible note (Shares)								244,063
Units issued - financing		18,557				18,557		$ 18,557
Units issued - financing (Shares)								13,254,486
Unit issuance costs		(1,979)				(1,979)		$ (1,979)
Non-controlling interest impact of the sale of Maseve				(11,521)	(7,306)	(18,827)	18,827
Equity impact from partial sale of Waterberg					15,239	15,239	1,962	17,201
Contributions of Waterberg JV Co							3,259	3,259
Foreign currency translation adjustment				8,277		8,277		8,277
Net loss for the period					(35,240)	(35,240)	(2,365)	(37,605)
Ending Balance at May. 31, 2018		818,163	25,939	(173,749)	(694,924)	(24,571)	9,775	$ (14,976)
Ending Balance (Shares) at May. 31, 2018								28,345,487
Share based compensation			11			11		$ 11
Shares issued for interest on convertible note		725				725		$ 725
Shares issued for interest on convertible note (Shares)								757,924
Share issuance costs		(434)				(434)		$ (434)
Non-controlling interest impact of the sale of Maseve				407	(384)	23	(23)
Equity impact from partial sale of Waterberg					(1,067)	(1,067)		(1,067)
Contributions of Waterberg JV Co							1,377	1,377
Foreign currency translation adjustment				(1,927)		(1,927)		(1,927)
Tax impact from Waterberg and other equity transactions				15,527	(15,527)
Net loss for the period					(3,442)	(3,442)	23	(3,419)
Ending Balance (Increase (decrease) due to changes in accounting policy [member]) at Aug. 31, 2018	[1]				(5,781)	(5,781)		(5,781)
Ending Balance (Restated [Member]) at Aug. 31, 2018		818,454	25,950	(159,742)	(721,125)	(36,463)	11,152	(25,311)
Ending Balance at Aug. 31, 2018		818,454	25,950	(159,742)	(715,344)	(30,682)	11,152	$ (19,530)
Ending Balance (Shares) (Restated [Member]) at Aug. 31, 2018								29,103,411
Ending Balance (Shares) at Aug. 31, 2018								29,103,411
Share based compensation			571			571		$ 571
Shares issued for interest on convertible note		687				687		$ 687
Shares issued for interest on convertible note (Shares)								545,721
Share issuance - financing		4,155				4,155		$ 4,155
Share issuance - financing (Shares)								3,124,059
Share issuance costs		(153)				(153)		$ (153)
Warrants exercised		1,837				1,837		$ 1,837
Warrants exercised (Shares)								968,770
Contributions of Waterberg JV Co					(825)	(825)	3,177	$ 2,352
Foreign currency translation adjustment				2,361		2,361		2,361
Net loss for the period					(13,137)	(13,137)		(13,137)
Ending Balance at May. 31, 2019		$ 824,980	$ 26,521	$ (157,381)	$ (735,087)	$ (40,967)	$ 14,329	$ (26,638)
Ending Balance (Shares) at May. 31, 2019								33,741,961

[1]	1 See Note 2 and Note 5 below for details.